Pledged Assets and Collateral, Pledged Assets (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Security Owned and Pledged as Collateral, [Abstract]
Trading assets	[1]	$ 227,935	$ 168,595
Available-for-sale debt securities		213,573	162,978
Held-to-maturity debt securities		208,023	234,948
Total loans		986,167	912,745
Total assets	[2]	2,148,631	1,929,845
Asset pledged as collateral [Member]
Security Owned and Pledged as Collateral, [Abstract]
Total assets		1,020,164	904,134
Pledged to counterparties that had the right to sell or repledge [Member]
Security Owned and Pledged as Collateral, [Abstract]
Trading assets		145,519	95,916
Available-for-sale debt securities		563	3,078
Total loans		1,161	461
Total assets		147,243	99,455
Pledged to counterparties that did not have the right to sell or repledge [Member]
Security Owned and Pledged as Collateral, [Abstract]
Trading assets		6,953	6,078
Available-for-sale debt securities		150,765	97,025
Held-to-maturity debt securities		189,730	213,829
Total loans		524,290	485,701
All other assets		1,183	2,046
Total assets		$ 872,921	$ 804,679

[1]	In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities and short-term borrowings. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[2]	Our consolidated assets at December 31, 2025 and 2024, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Trading assets, $2.3 billion and $472 million; Loans, $11.3 billion and $11.2 billion; All other assets, $224 million and $199 million; and Total assets, $13.8 billion and $11.9 billion, respectively.